Convertible Preferred Shares Warrants - Valuation Inputs (Details) - Dec. 31, 2020	Total	year	Total
Share price (in dollars per share) | Series B
Class of Warrant or Right [Line Items]
Warrants measurement inputs		13.32
Share price (in dollars per share) | Series E
Class of Warrant or Right [Line Items]
Warrants measurement inputs		20.74
Expected term (years) | Minimum
Class of Warrant or Right [Line Items]
Expected term (years)	9 months
Expected term (years) | Maximum
Class of Warrant or Right [Line Items]
Expected term (years)	1 year 9 months
Expected volatility
Class of Warrant or Right [Line Items]
Warrants measurement inputs		0.7000
Risk-free interest rate | Minimum
Class of Warrant or Right [Line Items]
Warrants measurement inputs			0.0010
Risk-free interest rate | Maximum
Class of Warrant or Right [Line Items]
Warrants measurement inputs			0.0012
Expected dividend yield
Class of Warrant or Right [Line Items]
Warrants measurement inputs		0	0